Risk Management - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Available-for-sale securities		¥ 1,738,108	¥ 1,429,287
Securities at fair value through profit or loss
Securities at fair value through profit or loss		223,790	206,771
Total		4,862,767	4,516,551
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,344)	(3,416)
Equity securities [member]
Available-for-sale securities
Available-for-sale securities		858,665	635,743
Debt securities [member]
Available-for-sale securities
Available-for-sale securities		879,443	793,544
Fair value [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss	[1]	223,790	206,771
Total		1,944,764	1,615,779
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	[1]	(3,344)	(3,416)
Investment contracts at fair value through profit or loss		(7)	(9)
Total		(3,351)	(3,425)
Fair value [member] | Quoted prices in active markets Level 1 [member]
Securities at fair value through profit or loss
Total		782,037	481,807
Liabilities measured at fair value
Financial liabilities at fair value through profit or loss		(3,344)	(3,416)
Investment contracts at fair value through profit or loss		(7)	(9)
Total		(3,351)	(3,425)
Fair value [member] | Significant observable inputs Level 2 [member]
Securities at fair value through profit or loss
Total		766,574	784,845
Fair value [member] | Significant unobservable inputs Level 3 [member]
Securities at fair value through profit or loss
Total		396,153	349,127	¥ 293,924
Fair value [member] | Equity securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		32,261	63,714
Fair value [member] | Equity securities [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		414,148	256,441
Securities at fair value through profit or loss
Securities at fair value through profit or loss		18,552	45,649
Fair value [member] | Equity securities [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		50,522	52,127
Fair value [member] | Equity securities [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		131,897	94,895
Securities at fair value through profit or loss
Securities at fair value through profit or loss		13,444	17,794
Fair value [member] | Equity securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		244,964	212,001
Securities at fair value through profit or loss
Securities at fair value through profit or loss		265	271
Fair value [member] | Equity securities [member] | Quoted prices in active markets Level 1 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		396,163	233,347
Securities at fair value through profit or loss
Securities at fair value through profit or loss		17,280	43,476
Fair value [member] | Equity securities [member] | Quoted prices in active markets Level 1 [member] | Funds [member]
Available-for-sale securities
Available-for-sale securities		131,897	94,895
Securities at fair value through profit or loss
Securities at fair value through profit or loss		13,086	17,572
Fair value [member] | Equity securities [member] | Quoted prices in active markets Level 1 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		45,525	21,010
Securities at fair value through profit or loss
Securities at fair value through profit or loss		92	5
Fair value [member] | Equity securities [member] | Significant observable inputs Level 2 [member] | Common stocks [member]
Available-for-sale securities
Available-for-sale securities		17,985	23,094
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,272	2,173
Fair value [member] | Equity securities [member] | Significant observable inputs Level 2 [member] | Funds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		358	222
Fair value [member] | Equity securities [member] | Significant observable inputs Level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		29,260	54,535
Securities at fair value through profit or loss
Securities at fair value through profit or loss		173	266
Fair value [member] | Equity securities [member] | Significant unobservable inputs Level 3 [member] | Preferred stocks [member]
Available-for-sale securities
Available-for-sale securities		50,522	52,127
Fair value [member] | Equity securities [member] | Significant unobservable inputs Level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		170,179	136,456
Fair value [member] | Debt securities [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		191,529	143,057
Fair value [member] | Debt securities [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		47,188	58,561
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,805	1,393
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		313,270	259,753
Securities at fair value through profit or loss
Securities at fair value through profit or loss		9,622	7,989
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		188,563	203,147
Securities at fair value through profit or loss
Securities at fair value through profit or loss		152,347	90,425
Fair value [member] | Debt securities [member] | Subordinated bonds [member]
Available-for-sale securities
Available-for-sale securities		156,024	111,029
Fair value [member] | Debt securities [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		174,398	161,054
Securities at fair value through profit or loss
Securities at fair value through profit or loss	[2]	27,755	43,250
Fair value [member] | Debt securities [member] | Quoted prices in active markets Level 1 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		36,945	9,208
Securities at fair value through profit or loss
Securities at fair value through profit or loss		661	153
Fair value [member] | Debt securities [member] | Quoted prices in active markets Level 1 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		77,982	31,464
Securities at fair value through profit or loss
Securities at fair value through profit or loss		2,387	2,346
Fair value [member] | Debt securities [member] | Quoted prices in active markets Level 1 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		3,678	4,705
Securities at fair value through profit or loss
Securities at fair value through profit or loss		3,018	6,646
Fair value [member] | Debt securities [member] | Quoted prices in active markets Level 1 [member] | Subordinated bonds [member]
Available-for-sale securities
Available-for-sale securities		53,194	16,880
Fair value [member] | Debt securities [member] | Quoted prices in active markets Level 1 [member] | Others [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		129	100
Fair value [member] | Debt securities [member] | Significant observable inputs Level 2 [member] | Government bonds [member]
Available-for-sale securities
Available-for-sale securities		10,243	49,353
Securities at fair value through profit or loss
Securities at fair value through profit or loss		1,144	1,240
Fair value [member] | Debt securities [member] | Significant observable inputs Level 2 [member] | Government agency bonds [member]
Available-for-sale securities
Available-for-sale securities		235,288	228,289
Securities at fair value through profit or loss
Securities at fair value through profit or loss		7,235	5,643
Fair value [member] | Debt securities [member] | Significant observable inputs Level 2 [member] | Corporate bonds [member]
Available-for-sale securities
Available-for-sale securities		184,885	198,442
Securities at fair value through profit or loss
Securities at fair value through profit or loss		149,284	83,734
Fair value [member] | Debt securities [member] | Significant observable inputs Level 2 [member] | Subordinated bonds [member]
Available-for-sale securities
Available-for-sale securities		102,830	94,149
Fair value [member] | Debt securities [member] | Significant observable inputs Level 2 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		1,096	555
Securities at fair value through profit or loss
Securities at fair value through profit or loss		25,521	43,150
Fair value [member] | Debt securities [member] | Significant unobservable inputs Level 3 [member] | Corporate bonds [member]
Securities at fair value through profit or loss
Securities at fair value through profit or loss		45	45
Fair value [member] | Debt securities [member] | Significant unobservable inputs Level 3 [member] | Others [member]
Available-for-sale securities
Available-for-sale securities		173,302	¥ 160,499
Securities at fair value through profit or loss
Securities at fair value through profit or loss		¥ 2,105

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.
[2]	Other debt securities at fair value through profit or loss mainly include interbank negotiable certificates of deposit.